Leases - Operating lease right-of-use assets and the amortization (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	¥ 159,117		¥ 172,643
Less: accumulated amortization	(32,306)		(47,438)
Total	¥ 126,811	$ 17,450	¥ 125,205